                                     [LOGO]
                          EquiTrust Variable Insurance Series Fund
                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                        INVESTMENT MANAGER AND
                        PRINCIPAL UNDERWRITER

                        EQUITRUST INVESTMENT
                        MANAGEMENT SERVICES, INC.

                        5400 UNIVERSITY AVENUE
                        WEST DES MOINES, IA 50266

                            1-877-860-2904
                                  225-5586 (DES MOINES)

    This report is not to be distributed unless preceded or accompanied by a prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

    The major stock market indices experienced an exhilarating climb to new highs early in 2000, but struggled to retain any positive returns for the year. For the year ended December 31, 2000, the Dow Jones Industrial Average (DJIA) finished down 6.2%, ending a run of nine consecutive years of positive returns. At the same time, the Standard & Poor's Stock Composite Index (S&P 500) and the NASDAQ Composite Index (NASDAQ) each ended five years of consecutive growth, finishing down 9.1% and 39.3%, respectively. Despite its positive ending to the first half of 2000, the Russell 2000 Index fell 4.2% for the year.

    In terms of valuation, the respective price-to-earnings ratios for the DJIA, S&P and NASDAQ remained at significant premiums to historical measures. For 2000, the DJIA, S&P and NASDAQ recorded average P/E ratios of 22.61, 29.00 and 185.96, respectively. This compares to the 30-year averages of 19.1 and 15.3 for the DJIA and S&P, respectively, and the NASDAQ's 15-year average of 51.4.

    Much has been said in the news media about the downturn in the technology sector and the heavy technology weighting in the NASDAQ. For the year, the NASDAQ's computer and telecommunications sectors fell 44.3% and 54.4%, respectively. With these two sectors' weightings exceeding those of the other six combined, it is sufficient to say that the technology implosion had a drastic impact on the NASDAQ's performance as a whole.

    Apart from high-yield or "junk" bonds, fixed-income investments easily outperformed equity holdings during the period. Treasury obligations awarded investors with total returns ranging from 10.2% on intermediate-term notes to 20.0% on 30-year bonds. Corporate investment-grade bonds also did well, returning 9.1%. In general, the fixed-income market favored quality in the year 2000.

    For a majority of the year, the Federal Reserve maintained a tightening bias towards the economy, with a keen interest in preventing inflation and generating a "soft landing" after nearly a decade of economic expansion. The Federal Open Market Committee's last rate adjustment was in May, when it increased the Federal Funds rate to 6.50% in an effort to further slow the economy and induce a more sustainable, inflation-resistant level of growth.

    The first half of 2000 turned in robust growth, but it seemed that the second half of the year brought with it Federal Reserve Chairman Alan Greenspan's desired "soft landing." Core inflation remained subdued, the labor market exhibited some easing, and both industrial production and retail sales began slowing. However, by early December, the economy showed signs that it could move beyond the "soft landing" and slow to just a crawl. The yield curve had become inverted, consumer confidence levels had fallen, retailers were slashing prices in anticipation of a slow holiday season and some private economists were predicting the onset of a recession.

    It was at this time that the Fed announced a dramatic shift in its monetary policy bias, from preventing inflation to staving off the symptoms of recession. A rate cut did not accompany the announcement, but the change in bias temporarily boosted investor sentiment and sparked anticipation that rate cuts could follow as soon as the first quarter of the new year. Still, many questioned whether the Fed would or even could act in time to prevent a recession, leaving an ominous cloud of apprehension hanging over the market and the future of the economy at year-end.

    The consumer price index, a common measure of inflation, increased 3.4%, largely due to spikes in oil and natural gas prices. Core CPI otherwise rose just 2.6%. In 1999, CPI and Core CPI climbed 2.7% and 1.9%, respectively.

    VALUE GROWTH: Our restructuring of the Value Growth Portfolio following the March 1, 2000 management change has been substantially completed. As discussed in our previous letter, convertible bonds and preferred stocks have been reduced to only nominal amounts and we have reduced the most heavily-weighted individual positions to create broad issuer diversification.

    We expressed a desire to reduce our tracking error relative to the major market indices and to ensure that the portfolio is representative of the overall U.S. economy. We feel that we accomplished our goal of making the portfolio more representative of the overall economy by increasing our sector diversification, but due to the unique circumstances we observed in 2000, our performance did deviate substantially from the benchmark S&P 500 Index. Fortunately, this deviation was positive and the portfolio substantially outperformed the S&P 500.

    At about mid-March, the market leadership changed substantially as investors began to favor "old economy" issues, and prices for technology and telecommunications issues began a long and severe decline. This change in leadership worked to our favor as the portfolio was substantially underweight in technology issues during the year. We unfortunately held a nearly full relative weighting in telecommunications stocks, which negatively impacted our overall results during the year.

    The portfolio also benefited from strong performance in the utility sector where we held an overweight position and also by a full weighting in health care issues, which were up substantially. Our exposure to the health care sector has been reduced due to valuation. Even though the S&P 500 consumer cyclicals sector was down over 23% for the year, the portfolio achieved strong performance in this sector because of strong performance from a few selected issues and by adding several names after they had declined sharply.

    For much of the year, we were able to add new issues, in a wide variety of sectors at quite attractive valuations. But as the year ended, the broad market was producing strong performance, actually doing better than the major market indices. This is quite the opposite from what we observed during 1998 and 1999. In those two years, a "stealth bear market" was taking the average stock down even as the indices rose (due in large part to technology issues). During recent months, we have had a stealth bull market, where the average stock has done much better than the indices would suggest.

    Given the broad-based advance we have witnessed, it has recently become more difficult to find attractive values, and cash levels have increased slightly. We were able to increase our technology weighting late in the year as the NASDAQ experienced a very difficult quarter, declining by more than 32%. We remain underweight in technology because even at its recent low, the NASDAQ still traded at a historically high P/E ratio and overall valuations were not compelling.

    Shown below are the current sector weightings for the portfolio and the benchmark S&P 500 Index.

                                              SECTOR WEIGHTINGS
                                               AS OF 12/29/2000
                                     ------------------------------------
                                     PORTFOLIO  S&P 500      DEVIATION
                                     ---------  --------  ---------------
Basic Materials....................     7.83%     2.39%            +5.44%
Capital Goods......................    10.31%     8.94%            +1.37%
Communication Services.............     3.46%     5.45%            -1.99%
Consumer Cyclicals.................     9.30%     7.56%            +1.74%
Consumer Staples...................    10.95%    11.32%            -0.37%
Energy.............................     9.19%     6.40%            +2.79%
Financial..........................    14.49%    17.31%            -2.82%
Health Care........................     5.31%    14.01%            -8.70%
Technology.........................     6.41%    22.01%           -15.60%
Transportation.....................     2.25%     0.67%            +1.58%
Utilities..........................     7.15%     3.94%            +3.21%
Cash...............................    13.35%        --           +13.35%

    HIGH GRADE BOND: During the first part of the year, Treasury yields rose as the Federal Reserve raised short-term interest rates in an effort to slow down the pace of economic growth to a level less likely to cause a major increase in the future rate of inflation. By the second half of the year, it became evident that the U.S. economy was indeed starting to slow and U.S. Treasury yields began to decline dramatically. Over the one year period ending 12/31/00, the 2, 10, and 30-year Treasury yields declined by 112 basis points, 133 basis points and 102 basis points to finish the year yielding 5.09%, 5.11% and 5.46%, respectively.

    Over this time period, corporate issues underperformed Treasury issues. The yield spread between corporates and Treasury issues reached historically wide levels for a non-recessionary period as increased volatility in the equity and bond markets, the general decline in overall credit quality and fears of slower economic growth weighed on the corporate market. These wider spreads made corporates look very attractive and we increased our exposure to this asset class. Our relative duration has increased slightly during this period and is now slightly larger than that of the Lehman Brothers U.S. Aggregate Index. Given the recent decline in absolute yields available in the market, we do not plan to extend our duration and will probably let it drop slightly going forward.

    HIGH YIELD BOND: During the past twelve months, the high yield bond market greatly underperformed the high-grade bond market. For example, the Lehman Brothers U.S. Investment Grade Corporate Index had a total return of 9.39% compared to a -5.86% return for the Lehman Brothers U.S. High Yield Corporate Index for the 12 months ending 12/31/00. Higher actual defaults, a general decline in credit quality and net cash outflows from high yield mutual funds hurt performance. Given these factors, the average yield spread grew so that it stood at an average of 933 basis points at the end of December 2000 compared to 510 basis points at the end of December 1999, according to the Lehman U.S. Corporate High Yield Index.

    The Portfolio produced very good relative returns during this difficult period due to our lower exposure to high yield issues. Given the current wider spreads available on high yield issues, we will look to increase our exposure to higher yielding issues. Barring an economic recession, these current spread levels appear to provide adequate compensation for taking on the credit and market risk inherent in the high yield market.

    MANAGED: The Managed Portfolio also benefited from the change in market leadership that occurred during March 2000 when the NASDAQ Index peaked at 5048.62 and a large number of non-tech sectors reached their lows for the year. At the same time, this portfolio was undergoing a dramatic restructuring, and we were able to add a large number of attractively priced stocks, which subsequently performed quite well. Many of the portfolio's existing holdings rebounded from depressed levels as well.

    Also, because of the more yield-oriented nature of this portfolio's holdings, the declining level of interest rates boosted performance. Overall, the portfolio was up over 27% while the S&P 500 declined by more than 9%.

    Because of the large number of attractive values, we raised the portfolio's exposure to equity common stocks quite substantially. As of year-end, the portfolio held nearly 68% of assets in common stocks. While an individual or broad-based sell-off may occur at any time, we presently find fewer compelling valuations in the broad equity market. Going forward, equity exposure may decline in favor of fixed-income investments.

    As we have discussed previously, this portfolio will be managed as a tactical asset allocation portfolio. We will, in general, utilize common stocks similar to those found in the Value Growth Portfolio, debt securities similar to those found in the High Grade Bond Portfolio and money market instruments. The relative weightings in these three sectors will be driven by overall stock market valuations and the general level and trend of interest rates. The portfolio will retain its bias towards income producing securities and will seek to produce higher levels of current income than most equity funds and higher capital appreciation potential than most fixed-income funds.

    Shown below is the current asset allocation for the Managed Portfolio.

                                           AS OF      CHANGE FROM
ASSET ALLOCATION                          12/29/00      2/29/00
----------------                          --------  ---------------
Corporate Bonds:........................    0.18%            -0.07%
Common Stocks:..........................   67.94%           +57.84%
Securities Convertible into Common
 Stocks:
  Preferred.............................   12.00%           -26.74%
  Debentures............................    2.34%           -23.02%
Preferred Stocks:.......................    6.97%            -7.66%
Cash Equivalents:.......................   10.57%            -0.45%

    MONEY MARKET: Money market funds were the beneficiaries of the Fed tightening bias as short-term rates rose 1.50% over the year. The Fed Funds rate, the overnight bank lending rate, rose from 5.00% to 6.50%, so short term investments, like commercial paper, rose in yield as well, allowing money market funds to provide attractive income while in liquid investments. Since money market funds maintain a stable net asset value, the income portion provides 100% of the total return component. During the year 2000, an investment in the Money Market Portfolio would have earned a total return of 5.85%, outperforming the general bond and equity market indices. Going forward, it's expected that the Fed will ease rates as they work to engineer a soft landing for the United States economy. Corporate credits are experiencing a credit crunch, which concerns commercial paper market participants who would like to see the Fed avert a financial market meltdown.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past 12 months has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

January 26, 2001

    An investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

VALUE GROWTH PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     THE VALUE GROWTH PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      VALUE GROWTH PORTFOLIO  S&P 500 STOCK COMPOSITE INDEX
1990                 $10,000                        $10,000
1991                 $11,453                        $13,055
1992                 $12,650                        $14,057
1993                 $16,091                        $15,462
1994                 $15,379                        $15,664
1995                 $19,358                        $21,528
1996                 $22,774                        $26,495
1997                 $24,209                        $35,344
1998                 $18,296                        $45,448
1999                 $17,135                        $55,015
2000                 $19,999                        $50,008

AVERAGE ANNUAL TOTAL RETURN
1 Year                       16.71%
5 Year                        0.65%
10 Year                       7.18%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    In many respects, the year 2000 was a reversal of the prior two years. During 1998 and 1999, the average stock suffered, while technology issues pulled the market averages higher. In 2000, many sectors performed well while the technology and telecommunications sectors pulled the averages down. This reversal was quite beneficial to the Value Growth Portfolio's performance. Overall, this portfolio achieved returns of 25.81% in excess of its S&P 500 benchmark.

    Since the portfolio began the year dramatically underweight in technology, relative performance was given one obvious boost. Additionally, many non-tech sectors were at attractive valuations, and we were able to overweight utilities and energy and go to roughly full weighting in health care and financials. These sectors all gave our performance a boost during the year. We did have a full weighting in telecommunications, however and this sector performed badly during the year.

    Also, we made meaningful gains in the consumer cyclicals sector, even though the sector did poorly last year overall. Our sector performance beat the S&P 500 consumer cyclicals sector due to the unique nature of a few larger positions and the fact that we were able to add several names after they declined sharply during the year.

HIGH GRADE BOND PORTFOLIO

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
   HIGH GRADE BOND PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      HIGH GRADE BOND PORTFOLIO  LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX
1990                    $10,000                                      $10,000
1991                    $11,642                                      $11,601
1992                    $12,619                                      $12,461
1993                    $13,722                                      $13,676
1994                    $13,687                                      $13,276
1995                    $15,639                                      $15,729
1996                    $16,567                                      $16,301
1997                    $18,265                                      $17,873
1998                    $19,637                                      $19,426
1999                    $19,547                                      $19,266
2000                    $21,695                                      $21,507

AVERAGE ANNUAL TOTAL RETURN
1 Year                       10.99%
5 Year                        6.77%
10 Year                       8.05%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ended December 31, 2000, the High Grade Bond Portfolio underperformed the Lehman Brothers Mutual Fund U.S. Aggregate Index, as reflected by the 10.99% total return produced by the Portfolio versus the 11.63% total return produced by the Index. The main factors that caused this divergence were Portfolio expenses and the larger exposure to corporate issues that the Portfolio contained relative to the Index. Corporates, in general, underperformed government issues over this time period.

HIGH YIELD BOND PORTFOLIO

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD BOND
                                   PORTFOLIO
           AND LEHMAN BROTHERS MUTUAL FUND CORPORATE/HIGH YIELD INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        HIGH GRADE        LEHMAN BROTHERS MUTUAL
      BOND PORTFOLIO  FUND CORPORATE/HIGH YIELD INDEX
1990         $10,000                          $10,000
1991         $12,749                          $12,066
1992         $14,456                          $13,192
1993         $16,767                          $14,886
1994         $16,598                          $14,372
1995         $19,112                          $17,495
1996         $21,530                          $18,318
1997         $24,128                          $20,285
1998         $25,788                          $21,697
1999         $25,595                          $21,471
2000         $26,376                          $22,854

AVERAGE ANNUAL TOTAL RETURN
1 Year                        3.05%
5 Year                        6.65%
10 Year                      10.18%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ended December 31, 2000, the 3.05% total return produced by the High Yield Bond Portfolio trailed the 6.44% total return produced by the Lehman Brothers Mutual Fund Corporate/High Yield Index. The main factors causing this divergence in performance were Portfolio expenses and the Portfolio's larger exposure to high yield issues than the Index (84% investment grade corporate issues and 16% high yield issues) during a period when the high yield market greatly underperformed the investment-grade corporate bond market.

MANAGED PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       THE MANAGED PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          S&P 500 STOCK
      MANAGED PORTFOLIO  COMPOSITE INDEX
1990            $10,000          $10,000
1991            $11,269          $13,055
1992            $13,040          $14,057
1993            $16,002          $15,462
1994            $15,209          $15,664
1995            $19,116          $21,528
1996            $22,440          $26,495
1997            $24,835          $35,344
1998            $22,671          $45,448
1999            $21,889          $55,015
2000            $27,884          $50,008

AVERAGE ANNUAL TOTAL RETURN
1 Year                       27.39%
5 Year                        7.84%
10 Year                      10.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The equity market's "role reversal" from 1998 and 1999 relative to 2000 was quite beneficial to the absolute and relative performance results of the Managed Portfolio. The resurgence of the broader market and the decline of technology and telecommunications proved helpful, since this portfolio had avoided meaningful technology exposure due to valuation concerns. Also, this portfolio has a bias towards income-oriented securities, which had done poorly during the 1999 interest rate hikes, but recovered dramatically as rates fell during 2000. Overall, this portfolio outperformed the benchmark S&P 500 by 36.49%.

    This portfolio began the year with a relatively high allocation to fixed-income securities including convertible bonds and preferred stocks. As the year progressed, we were able to add a large number of equities also added to the Value Growth Portfolio.

    This portfolio is benchmarked against the S&P 500 Index, but we do not expect performance to have a high degree of correlation with that index over time. The Managed Portfolio is a tactical asset allocation portfolio with the flexibility to dramatically reduce or increase equity exposure relative to fixed-income securities.

BLUE CHIP PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      THE BLUE CHIP PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      BLUE CHIP   S&P 500 STOCK
      PORTFOLIO  COMPOSITE INDEX
1990    $10,000          $10,000
1991    $12,820          $13,055
1992    $14,150          $14,057
1993    $16,182          $15,462
1994    $16,611          $15,664
1995    $22,061          $21,528
1996    $26,788          $26,495
1997    $34,130          $35,344
1998    $40,585          $45,448
1999    $49,048          $55,015
2000    $44,868          $50,008

AVERAGE ANNUAL TOTAL RETURN
1 Year                       -8.52%
5 Year                       15.26%
10 Year                      16.20%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Blue Chip Portfolio is designed to represent the large capitalization sector of the domestic equity market and remains substantially invested in approximately 50 such common stock issues at all times. Accordingly, the performance of this Portfolio will roughly parallel that of the Dow Jones Industrial Average and S&P 500 Stock Composite Index. As is apparent from the line graph, the performance of the Blue Chip Portfolio, adjusted for expenses, was similar to that of the S&P 500 for the twelve-month period ended
December 31, 2000.

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO     PORTFOLIO
                           ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $38,829,759;
 $13,772,792;
 $18,121,154;
 $43,120,615; $7,281,251;
 and $70,031,324,
 respectively)...........  $39,984,216   $13,647,437
Cash.....................        5,055        46,822
Accrued dividends and
 interest receivable.....       55,725       244,861
Investment securities
 sold....................      133,321
Prepaid expense..........          145            23
                           -----------   -----------
Total Assets.............  $40,178,462   $13,939,143
                           ===========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......
  Accrued expenses.......  $     5,693   $     4,820
                           -----------   -----------
Total Liabilities........        5,693         4,820
Net assets applicable to
 shares of beneficial
 interest................   40,172,769    13,934,323
                           -----------   -----------
Total Liabilities and Net
 Assets..................  $40,178,462   $13,939,143
                           ===========   ===========
Shares issued and
 outstanding as of
 December 31, 2000.......    4,051,137     1,418,425
NET ASSET VALUE PER
 SHARE...................  $      9.92   $      9.82
                           ===========   ===========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND     MANAGED    MONEY MARKET   BLUE CHIP
                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------  -----------  ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $38,829,759;
 $13,772,792;
 $18,121,154;
 $43,120,615; $7,281,251;
 and $70,031,324,
 respectively)...........  $16,061,613  $47,831,872   $7,281,251   $87,065,404
Cash.....................       12,375       12,512
Accrued dividends and
 interest receivable.....      341,257      129,813        2,092        82,158
Investment securities
 sold....................                    43,698
Prepaid expense..........           27          108           13           126
                           -----------  -----------   ----------   -----------
Total Assets.............  $16,415,272  $48,018,003   $7,283,356   $87,147,688
                           ===========  ===========   ==========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Net outstanding
   redemptions in excess
   of bank balance.......                             $   45,860   $    22,167
  Accrued expenses.......  $     4,773  $     6,068        4,494         7,419
                           -----------  -----------   ----------   -----------
Total Liabilities........        4,773        6,068       50,354        29,586
Net assets applicable to
 shares of beneficial
 interest................   16,410,499   48,011,935    7,233,002    87,118,102
                           -----------  -----------   ----------   -----------
Total Liabilities and Net
 Assets..................  $16,415,272  $48,018,003   $7,283,356   $87,147,688
                           ===========  ===========   ==========   ===========
Shares issued and
 outstanding as of
 December 31, 2000.......    1,861,409    3,817,673    7,233,002     2,217,178
NET ASSET VALUE PER
 SHARE...................  $      8.82  $     12.58   $     1.00   $     39.29
                           ===========  ===========   ==========   ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO    PORTFOLIO
                           ------------  ----------
INVESTMENT INCOME
Dividends................  $   797,369   $  100,835
Interest.................      276,650      889,796
Less Foreign tax
 withholding.............       (1,530)
                           -----------   ----------
Total Investment
 Income..................    1,072,489      990,631
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........      166,091       39,719
 Accounting fees.........       18,443        6,616
Custodial fees...........        9,420        4,845
Professional fees........        6,991        6,071
Reports to
 shareholders............        4,688        1,730
Trustees' fees and
 expenses................        2,677          972
Insurance and bonds......        1,067          168
Miscellaneous............           17            7
                           -----------   ----------
Total Expenses...........      209,394       60,128
Fees paid indirectly.....       (1,832)        (869)
                           -----------   ----------
Net Expenses.............      207,562       59,259
                           -----------   ----------
Net Investment Income....      864,927      931,372
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............   (1,609,764)     (16,450)
Change in unrealized
appreciation/depreciation
 of investments..........    6,371,680      498,235
                           -----------   ----------
Net Gain (Loss) on
 Investments.............    4,761,916      481,785
                           -----------   ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $ 5,626,843   $1,413,157
                           ===========   ==========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND    MANAGED    MONEY MARKET   BLUE CHIP
                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           ----------  -----------  ------------  ------------
INVESTMENT INCOME
Dividends................  $  111,595  $ 1,847,241                $   990,278
Interest.................   1,348,475      560,287    $447,239        505,541
Less Foreign tax
 withholding.............                   (1,179)
                           ----------  -----------    --------    -----------
Total Investment
 Income..................   1,460,070    2,406,349     447,239      1,495,819
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
 Investment advisory and
  management fees........      73,946      196,144      17,966        179,786
 Accounting fees.........       8,211       21,769       3,589         30,000
Custodial fees...........       4,824        8,308       7,555          6,429
Professional fees........       6,131        7,757       5,354          9,679
Reports to
 shareholders............       2,126        4,977         787         11,771
Trustees' fees and
 expenses................       1,184        3,166         551          6,606
Insurance and bonds......         211          858          99            951
Miscellaneous............           8           22           7            700
                           ----------  -----------    --------    -----------
Total Expenses...........      96,641      243,001      35,908        245,922
Fees paid indirectly.....        (866)        (892)     (1,526)        (2,417)
                           ----------  -----------    --------    -----------
Net Expenses.............      95,775      242,109      34,382        243,505
                           ----------  -----------    --------    -----------
Net Investment Income....   1,364,295    2,164,240     412,857      1,252,314
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............     (13,684)  (3,040,580)                   573,926
Change in unrealized
appreciation/depreciation
 of investments..........    (867,397)  11,426,304                 (9,698,435)
                           ----------  -----------    --------    -----------
Net Gain (Loss) on
 Investments.............    (881,081)   8,385,724                 (9,124,509)
                           ----------  -----------    --------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $  483,214  $10,549,964    $412,857    $(7,872,195)
                           ==========  ===========    ========    ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                 VALUE GROWTH
                                  PORTFOLIO
                           ------------------------
                           YEAR ENDED DECEMBER 31,
                              2000         1999
                           -----------  -----------
OPERATIONS
Net investment income....  $   864,927  $   855,293
Net realized gain (loss)
 from investment
 transactions............   (1,609,764)     766,209
Change in unrealized
appreciation/depreciation
 of investments..........    6,371,680   (4,469,838)
                           -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........    5,626,843   (2,848,336)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....     (855,293)    (976,831)
Net realized gain from
 investment
 transactions............
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           -----------  -----------
                              (855,293)    (976,831)
CAPITAL SHARE
 TRANSACTIONS............   (5,446,356)   2,008,325
                           -----------  -----------
Total Increase (Decrease)
 in Net Assets...........     (674,806)  (1,816,842)
NET ASSETS
Beginning of year........   40,847,575   42,664,417
                           -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $40,172,769  $40,847,575
                           ===========  ===========
Undistributed Net
 Investment Income.......  $   864,927  $   855,293
                           ===========  ===========

SEE ACCOMPANYING NOTES.

                                     HIGH                      HIGH
                                  GRADE BOND                YIELD BOND
                                  PORTFOLIO                 PORTFOLIO
                           ------------------------  ------------------------
                           YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                              2000         1999         2000         1999
                           -----------  -----------  -----------  -----------
OPERATIONS
Net investment income....  $   931,372  $   792,882  $ 1,364,295  $ 1,341,692
Net realized gain (loss)
 from investment
 transactions............      (16,450)      18,112      (13,684)    (104,066)
Change in unrealized
appreciation/depreciation
 of investments..........      498,235     (857,578)    (867,397)  (1,364,981)
                           -----------  -----------  -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........    1,413,157      (46,584)     483,214     (127,355)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....     (931,372)    (792,882)  (1,364,295)  (1,341,692)
Net realized gain from
 investment
 transactions............      (18,110)     (35,447)
Distributions in excess
 of net realized gain
 from investment
 transactions............                                             (92,105)
                           -----------  -----------  -----------  -----------
                              (949,482)    (828,329)  (1,364,295)  (1,433,797)
CAPITAL SHARE
 TRANSACTIONS............     (167,507)   4,257,599     (460,338)   3,633,230
                           -----------  -----------  -----------  -----------
Total Increase (Decrease)
 in Net Assets...........      296,168    3,382,686   (1,341,419)   2,072,078
NET ASSETS
Beginning of year........   13,638,155   10,255,469   17,751,918   15,679,840
                           -----------  -----------  -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $13,934,323  $13,638,155  $16,410,499  $17,751,918
                           ===========  ===========  ===========  ===========
Undistributed Net
 Investment Income.......  $         0  $         0  $         0  $         0
                           ===========  ===========  ===========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                   MANAGED
                                  PORTFOLIO
                           ------------------------
                           YEAR ENDED DECEMBER 31,
                              2000         1999
                           -----------  -----------
OPERATIONS
Net investment income....  $ 2,164,240  $ 2,911,537
Net realized gain (loss)
 from investment
 transactions............   (3,040,580)    (627,679)
Change in unrealized
appreciation/depreciation
 of investments..........   11,426,304   (3,923,204)
                           -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   10,549,964   (1,639,346)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....   (2,911,537)  (2,634,990)
Net realized gain from
 investment
 transactions............
Distributions in excess
 of net realized gain
 from investment
 transactions............
                           -----------  -----------
                            (2,911,537)  (2,634,990)
CAPITAL SHARE
 TRANSACTIONS............   (7,455,835)  (4,330,475)
                           -----------  -----------
Total Increase (Decrease)
 in Net Assets...........      182,592   (8,604,811)
NET ASSETS
Beginning of year........   47,829,343   56,434,154
                           -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $48,011,935  $47,829,343
                           ===========  ===========
Undistributed Net
 Investment Income.......  $ 2,164,240  $ 2,911,537
                           ===========  ===========

SEE ACCOMPANYING NOTES.

                                 MONEY MARKET               BLUE CHIP
                                  PORTFOLIO                 PORTFOLIO
                           ------------------------  ------------------------
                           YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                              2000         1999         2000         1999
                           -----------  -----------  -----------  -----------
OPERATIONS
Net investment income....  $  412,857   $  272,474   $ 1,252,314  $ 1,070,657
Net realized gain (loss)
 from investment
 transactions............                                573,926    1,153,608
Change in unrealized
appreciation/depreciation
 of investments..........                             (9,698,435)  11,661,537
                           ----------   ----------   -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........     412,857      272,474    (7,872,195)  13,885,802
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income....    (412,857)    (272,474)   (1,070,657)    (816,323)
Net realized gain from
 investment
 transactions............                               (916,814)
Distributions in excess
 of net realized gain
 from investment
 transactions
                           ----------   ----------   -----------  -----------
 .........................    (412,857)    (272,474)   (1,987,471)    (816,323)
CAPITAL SHARE
 TRANSACTIONS............     623,555      567,273    10,128,888   12,929,326
                           ----------   ----------   -----------  -----------
Total Increase (Decrease)
 in Net Assets...........     623,555      567,273       269,222   25,998,805
NET ASSETS
Beginning of year........   6,609,447    6,042,174    86,848,880   60,850,075
                           ----------   ----------   -----------  -----------
End of year (including
 undistributed net
 investment income as set
 forth below)............  $7,233,002   $6,609,447   $87,118,102  $86,848,880
                           ==========   ==========   ===========  ===========
Undistributed Net
 Investment Income.......  $        0   $        0   $ 1,252,314  $ 1,070,657
                           ==========   ==========   ===========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
DECEMBER 31, 2000

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (81.09%)
---------------------------
  BUSINESS SERVICES (2.28%)
  Computer Associates
   International, Inc...................      12,055     $   235,072
  Compuware Corp........................      16,050(1)      100,312
  Microsoft Corp........................       5,800(1)      252,300
  Symantec Corp.........................       9,800(1)      327,075
                                                         -----------
                                                             914,759
  CHEMICALS AND ALLIED PRODUCTS (7.08%)
  Abbott Laboratories...................       7,000         339,062
  Dial Corp.............................      40,712         447,832
  Du Pont (E.I.) de Nemours.............      11,100         536,269
  HB Fuller Co..........................       6,150         242,637
  Johnson & Johnson.....................       3,650         383,478
  Lubrizol Corp.........................       8,796         226,497
  RPM, Inc..............................      36,370         311,418
  Solutia, Inc..........................      29,800         357,600
                                                         -----------
                                                           2,844,793
  COMMUNICATIONS (3.11%)
  AT&T Corp.............................      10,000         173,125
  Centurytel, Inc.......................      14,200         507,650
  SBC Communications....................       7,500         358,125
  Worldcom, Inc.........................      15,000(1)      210,000
                                                         -----------
                                                           1,248,900
  DEPOSITORY INSTITUTIONS (3.92%)
  Associated Banc-Corp..................      15,843         481,231
  Bank of America.......................       6,175         283,278
  First Union Corp......................      11,850         329,578
  U. S. Bancorp.........................      16,400         478,675
                                                         -----------
                                                           1,572,762
  ELECTRIC, GAS AND SANITARY SERVICES (6.79%)
  Atmos Energy..........................      20,312         495,105
  Laclede Gas Co........................      17,415         407,076
  Nisource, Inc.........................      22,100         679,575
  Northwest Natural Gas Co..............      21,000         556,500
  Xcel Energy, Inc......................      20,305         590,114
                                                         -----------
                                                           2,728,370
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.60%)
  Adaptec, Inc..........................      23,150(1)      237,287
  ECI Telecom, Ltd......................      10,000         139,844
  Intel Corp............................       6,400         193,600
  National Service Industries, Inc......      18,500         475,219
                                                         -----------
                                                           1,045,950

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  FABRICATED METAL PRODUCTS (2.64%)
  Cooper Industries, Inc................      13,238     $   608,121
  United Dominion Industries, Ltd.......      37,171         453,022
                                                         -----------
                                                           1,061,143
  FOOD AND KINDRED PRODUCTS (6.72%)
  ConAgra, Inc..........................      18,636         484,536
  Dean Foods Co.........................      13,200         405,075
  Philip Morris Companies, Inc..........      19,200         844,800
  Sara Lee Corp.........................      20,000         491,250
  Sensient Technologies Corp............      20,805         473,314
                                                         -----------
                                                           2,698,975
  FOOD STORES (4.12%)
  Albertson's, Inc......................       8,000         212,000
  Casey's General Stores, Inc...........      53,277         795,825
  7-Eleven, Inc.........................      74,080(1)      648,200
                                                         -----------
                                                           1,656,025
  FURNITURE AND FIXTURES (0.85%)
  Newell Rubbermaid, Inc................      15,000         341,250
  GENERAL MERCHANDISE STORES (2.89%)
  Harcourt General, Inc.................       7,600         434,720
  Federated Department Stores, Inc......      13,508(1)      472,780
  Target Corp...........................       7,900         254,775
                                                         -----------
                                                           1,162,275
  HEALTH SERVICES (0.99%)
  Schering-Plough Corp..................       7,000         397,250
  HOLDING AND OTHER INVESTMENT OFFICES (2.84%)
  MBIA, Inc.............................      11,000         815,375
  Wintrust Financial Corp...............      20,550         327,516
                                                         -----------
                                                           1,142,891
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.02%)
  EMC Corp..............................       3,500(1)      232,750
  Gateway, Inc..........................      11,200(1)      201,488
  Hewlett-Packard Co....................       6,000         189,375
  Ingersoll-Rand Co.....................      10,000         418,750
  Solectron Corp........................       5,000(1)      169,500
                                                         -----------
                                                           1,211,863
  INSTRUMENTS AND RELATED PRODUCTS (3.05%)
  Becton Dickinson & Co.................      20,000         692,500
  Pall Corp.............................      25,050         533,878
                                                         -----------
                                                           1,226,378

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  INSURANCE CARRIERS (4.11%)
  Allstate Corp.........................      15,300     $   666,506
  MONY Group, Inc.......................      15,000         741,562
  United Fire & Casualty Co.............      12,250         241,938
                                                         -----------
                                                           1,650,006
  METAL MINING (0.81%)
  Barrick Gold Corp.....................      20,000         327,600
  MISCELLANEOUS MANUFACTURING INDUSTRIES (2.11%)
  Emerson Electric......................       5,200         409,825
  Hasbro, Inc...........................      41,200         437,750
                                                         -----------
                                                             847,575
  NONDEPOSITORY INSTITUTIONS (2.81%)
  Federal Home Loan Mortgage Corp.......       6,500         447,688
  USA Education, Inc....................      10,000         680,000
                                                         -----------
                                                           1,127,688
  OIL AND GAS EXTRACTION (2.72%)
  Burlington Resources, Inc.............      10,000         505,000
  Ocean Energy, Inc.....................      12,160(1)      211,280
  Offshore Logistics....................      17,550(1)      378,148
                                                         -----------
                                                           1,094,428
  PAPER AND ALLIED PRODUCTS (1.99%)
  Bemis Co., Inc........................      10,989         368,818
  Glatfelter (P.H.) Co..................      34,505         429,587
                                                         -----------
                                                             798,405
  PERSONAL SERVICES (0.09%)
  Service Corporation International.....      20,000(1)       35,000
  PETROLEUM AND COAL PRODUCTS (4.68%)
  Ashland Oil Co........................       5,000         179,450
  Chevron Corp..........................       5,000         422,187
  Conoco, Inc...........................      22,950         656,944
  Texaco, Inc...........................      10,000         621,250
                                                         -----------
                                                           1,879,831
  PRIMARY METAL INDUSTRIES (0.46%)
  Northwest Pipe Co.....................      26,100(1)      184,331
  PRINTING AND PUBLISHING (1.73%)
  Belo Corporation......................      22,000         352,000
  Mail-Well, Inc........................      79,200(1)      341,550
                                                         -----------
                                                             693,550
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.57%)
  Illinois Tool Works, Inc..............       3,870         230,507
  TRANSPORTATION -- BY AIR (1.24%)
  Petroleum Helicopters, Inc.
   (Non-Voting).........................      39,800(1)      496,879

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  TRANSPORTATION EQUIPMENT (1.43%)
  ITT Industries, Inc...................      14,800     $   573,500
  TRUCKING AND WAREHOUSING (2.00%)
  Heartland Express, Inc................      22,280(1)      508,263
  United Parcel Services, Class B.......       5,000         294,062
                                                         -----------
                                                             802,325
  WHOLESALE TRADE -- NONDURABLE GOODS (0.47%)
  Cardinal Health, Inc..................       1,900         189,288
  MISCELLANEOUS EQUITIES (0.97%)
  NASDAQ - 100 Trust....................       6,700(1)      391,113
                                                         -----------
Total Common Stocks.....................                  32,575,610
PREFERRED STOCKS (2.44%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (2.44%)
  General Growth Properties, Inc........      39,960         979,020
SHORT-TERM INVESTMENTS (16.00%)
------------------------------------
  MONEY MARKET MUTUAL FUND (2.72%)
  Provident Institutional Funds, T-Fund
   Portfolio............................   1,091,417       1,091,417

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (10.89%)
  American General Finance Corp., 6.56%,
   due 1/04/01..........................  $1,000,000       1,000,000
  John Deere Capital Corp., 6.54%, due
   1/05/01..............................   1,500,000       1,500,000
  Texaco, Inc., 6.39%, due 1/08/01......   1,875,000       1,875,000
                                                         -----------
Total Commercial Paper..................                   4,375,000
  UNITED STATES GOVERNMENT AGENCIES (2.39%)
  Federal Farm Credit Bank, due
   1/10/01..............................     965,000         963,169
                                                         -----------
Total Short-Term Investments............                   6,429,586
                                                         -----------
Total Investments (99.53%)..............                  39,984,216
OTHER ASSETS LESS LIABILITIES (0.47%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                     188,553
                                                         -----------
Total Net Assets (100.00%)..............                 $40,172,769
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
DECEMBER 31, 2000

                                           SHARES
                                            HELD        VALUE
                                          ---------  -----------
PREFERRED STOCKS (9.90%)
-----------------------------
  DEPOSITORY INSTITUTIONS (3.08%)
  Chase Capital V.......................    18,000   $   429,750
  ELECTRIC, GAS AND SANITARY SERVICES (5.62%)
  Virginia Electric & Power.............    32,000       783,002
  HOLDING AND OTHER INVESTMENT OFFICES (1.20%)
  New Plan Excel Realty Trust...........     4,000       167,000
                                                     -----------
Total Preferred Stocks..................               1,379,752

                                          PRINCIPAL
                                           AMOUNT
                                          ---------
CORPORATE BONDS (55.90%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.08%)
  J. P. Morgan & Co., 7.25%, due
   10/01/10.............................  $150,000       150,137
  ELECTRIC, GAS AND SANITARY SERVICES (5.18%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%, due
   1/01/12..............................   336,000       355,464
  Oglethorpe Power (OPC Scherer),
   6.974%, due 6/30/11..................   368,000       366,778
                                                     -----------
                                                         722,242
  FOOD STORES (4.58%)
  Ahold Finance USA, Inc, 8.25%, due
   7/15/10..............................   600,000       638,370
  GENERAL MERCHANDISE STORES (1.06%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................   300,000       148,125
  HOLDING AND OTHER INVESTMENT OFFICES (4.95%)
  Meditrust, 7.60%, due 9/13/05.........   150,000        91,330
  Security Capital Pacific, 7.20%, due
   3/01/13..............................   275,000       261,498
  Washington REIT, 6.898%, due
   2/15/18..............................   350,000       337,260
                                                     -----------
                                                         690,088
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.69%)
  Thermo Fibertek, 4.50%, due 7/15/04...   600,000       514,356
  NONDEPOSITORY INSTITUTIONS (1.41%)
  Household Finance Co., 7.30%, due
   7/30/12..............................   200,000       195,894
  PETROLEUM AND COAL PRODUCTS (5.03%)
  Texaco Capital, Inc., 7.25%, due
   1/10/10..............................   700,000       701,470
  SECURITY AND COMMODITY BROKERS (4.89%)
  Goldman Sachs Group, Inc., 7.80%, due
   1/28/10..............................   650,000       680,693
  TEXTILE MILL PRODUCTS (1.90%)
  Unifi, 6.50%, due 2/01/08.............   280,000       264,620
  TOBACCO PRODUCTS (4.83%)
  UST, Inc., 7.25%, due 6/01/09.........   750,000       673,290
  TRANSPORTATION EQUIPMENT (1.19%)
  Ford Motor Credit Co., 9.215%, due
   9/15/21..............................   150,000       165,813

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT       VALUE
                                          ---------  -----------
  TRANSPORTATION -- BY AIR (14.43%)
  Continental Airlines, Inc., 6.545%,
   due 8/02/20..........................  $485,969   $   466,326
  Northwest Airlines, 7.575%, due
   9/01/20..............................   789,661       808,170
  US Air, Inc., 8.36%, due 1/20/19......   698,755       736,571
                                                     -----------
                                                       2,011,067
  TRUCKING AND WAREHOUSING (1.68%)
  Federal Express, 7.50%, due 1/15/18...   221,888       233,531
                                                     -----------
Total Corporate Bonds...................               7,789,696
MORTGAGE-BACKED SECURITIES (21.45%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
   (0.10%)
  Pool # 50276, 9.50%, due 2/01/20......    13,297        13,883
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
   (21.35%)
  Pool # 1512, 7.50%, due 12/20/23......   212,510       215,698
  Pool # 22630, 6.50%, due 8/01/28......   422,845       417,162
  Pool # 2631, 7.00%, due 8/01/28.......   605,124       605,881
  Pool # 2658, 6.50%, due 10/01/28......   769,887       759,063
  Pool # 2701, 6.50%, due 1/20/29.......   879,255       866,893
  Pool # 236070, 10.00%, due 10/15/12...    76,041        79,261
  Pool # 276337, 10.00%, due 8/15/19....    29,646        31,174
                                                     -----------
                                                       2,975,132
                                                     -----------
Total Mortgage-Backed Securities........               2,989,015
UNITED STATES TREASURY OBLIGATION (3.07%)
------------------------------------------------
  U.S. Treasury Note, 7.25%, due
   8/15/04..............................   400,000       427,836
SHORT-TERM INVESTMENTS (7.62%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (5.45%)
  Federal Home Loan Bank, due 1/12/01...   365,000       364,162
  Federal Home Loan Mortgage Corp., due
   1/02/01..............................   395,000       394,788
                                                     -----------
                                                         758,950

                                            SHARES
                                             HELD
                                          ----------
  MONEY MARKET MUTUAL FUND (2.17%)
  Provident Institutional Funds, T-Fund
   Portfolio............................     302,188      302,188
                                                      -----------
Total Short-Term Investments............                1,061,138
                                                      -----------
Total Investments (97.94%)..............               13,647,437
OTHER ASSETS LESS LIABILITIES (2.06%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                  286,886
                                                      -----------
Total Net Assets (100.00%)..............              $13,934,323
                                                      ===========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
DECEMBER 31, 2000

                                            SHARES
                                             HELD        VALUE
                                          ----------  -----------
COMMON STOCKS (0.27%)
--------------------------
  FOOD STORES
  Penn Traffic Co.......................       9,092(1) $    44,324
PREFERRED STOCKS (7.02%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (1.78%)
  New Plan Excel Realty Trust...........       7,000      292,250
  METAL MINING (5.24%)
  Cameco Corp...........................      36,000      859,500
                                                      -----------
Total Preferred Stocks..................                1,151,750

                                          PRINCIPAL
                                            AMOUNT
                                          ----------
CORPORATE BONDS (79.64%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (0.21%)
  AMF Bowling Worldwide, Inc., 10.875%,
   due 3/15/06..........................  $  240,000       34,800
  APPAREL AND OTHER TEXTILE PRODUCTS (0.94%)
  Dan River, Inc., 10.125%, due
   12/15/03.............................     200,000      155,000
  AUTO REPAIR, SERVICES AND PARKING (1.30%)
  Budget Group, Inc., 9.125%, due
   4/01/06..............................     700,000      213,500
  BUSINESS SERVICES (3.56%)
  Cendant Corporation, 7.75%, due
   12/01/03.............................     600,000      583,422
  CHEMICALS AND ALLIED PRODUCTS (6.53%)
  Lyondell Chemical Co., 9.625%, due
   5/01/07..............................     900,000      877,500
  Terra Industries, Inc., 10.50%, due
   6/15/05..............................     300,000      193,500
                                                      -----------
                                                        1,071,000
  COMMUNICATIONS (5.61%)
  Savoy Pictures, 7.00%, due 7/01/03....     450,000      425,250
  Telephone & Data Systems, Inc., 7.00%,
   due 8/01/06..........................     500,000      494,600
                                                      -----------
                                                          919,850
  DEPOSITORY INSTITUTIONS (4.62%)
  First Bank N.A., 6.25%, due 8/15/05...     250,000      255,955
  Dime Bancorp, Inc., 9.00%, due
   12/19/02.............................     500,000      502,600
                                                      -----------
                                                          758,555
  ELECTRIC, GAS AND SANITARY SERVICES (12.81%)
  Allied Waste North America, 10.00%,
   due 8/01/09..........................     800,000      756,000
  ESI Tractebel, 7.99%, due 12/30/11....     340,000      320,406
  Gulf States Utilities, 8.94%, due
   1/01/22..............................     700,000      721,868
  Waterford 3 Nuclear Power Plant,
   8.09%, due 1/02/17...................     297,892      303,903
                                                      -----------
                                                        2,102,177
  FOOD STORES (0.22%)
  Penn Traffic Co., 11.00%, due
   6/29/09..............................      47,850       36,605

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
  GENERAL MERCHANDISE STORES (0.90%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................  $  300,000  $   148,125
  HEALTH SERVICES (3.02%)
  Tenet Healthcare, 7.625%, due
   6/01/08..............................     500,000      495,000
  HOLDING AND OTHER INVESTMENT OFFICES (10.43%)
  Bradley Operating, L.P., 7.20%, due
   1/15/08..............................     450,000      387,414
  Federal Realty Investment Trust,
   7.48%, due 8/15/26...................     600,000      592,561
  Price Development Company, 7.29%, due
   3/11/08..............................     450,000      424,926
  SUSA Partnership, L.P., 8.20%, due
   6/01/17..............................     325,000      306,377
                                                      -----------
                                                        1,711,278
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.94%)
  AGCO Corp., 8.50%, due 3/15/06........     900,000      810,000
  INSTRUMENTS AND RELATED PRODUCTS (5.43%)
  Thermo Electron Corp., 4.25%, due
   1/01/03..............................     900,000      891,783
  LUMBER AND WOOD PRODUCTS (2.01%)
  Georgia-Pacific Corp., 9.875%, due
   11/01/21.............................     225,000      198,844
  Georgia-Pacific Corp., 9.125%, due
   7/01/22..............................     150,000      130,312
                                                      -----------
                                                          329,156
  METAL MINING (2.59%)
  Inco, Ltd., 9.875%, due 6/15/19.......     401,000      424,314
  NONDEPOSITORY INSTITUTIONS (0.04%)
  Macsaver Financial, 7.40%, due
   2/15/02..............................     200,000        6,000
  OIL AND GAS EXTRACTION (7.98%)
  Occidental Petroleum Co., 7.375%, due
   11/15/08.............................     400,000      412,053
  Pool Energy Services, 8.625%, due
   4/01/08..............................     900,000      897,750
                                                      -----------
                                                        1,309,803
  PAPER AND ALLIED PRODUCTS (1.23%)
  Container Corp. of America, 9.75%, due
   4/01/03..............................     200,000      202,500
  TRANSPORTATION SERVICES (0.50%)
  Federal Mogul Co., 7.75%, due
   7/01/06..............................     500,000       82,500
  WATER TRANSPORTATION (4.77%)
  Windsor Petroleum Transportation,
   7.84%, due 1/15/21...................   1,000,000      783,750
                                                      -----------
Total Corporate Bonds...................               13,069,118

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------  -----------
SHORT-TERM INVESTMENTS (10.94%)
------------------------------------

UNITED STATES GOVERNMENT AGENCIES
 (8.96%)
  Federal Home Loan Mortgage Corp., due
   1/02/01..............................  $  725,000  $   724,611
  Federal National Mortgage Assoc., due
   1/31/01..............................     750,000      745,865
                                                      -----------
                                                        1,470,476

                                            SHARES
                                             HELD
                                          ----------
MONEY MARKET MUTUAL FUND (1.98%)
  Provident Institutional Funds, T-Fund
   Portfolio............................     325,945      325,945
                                                      -----------
Total Short-Term Investments............                1,796,421
                                                      -----------
Total Investments (97.87%)..............               16,061,613
OTHER ASSETS LESS LIABILITIES (2.13%)
-----------------------------------------
  Cash, receivables and prepaid expense
   less liabilities.....................                  348,886
                                                      -----------
Total Net Assets (100.00%)..............              $16,410,499
                                                      ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO

December 31, 2000

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
COMMON STOCKS (67.68%)
---------------------------
  BUSINESS SERVICES (1.65%)
  Computer Associates
   International, Inc...................       7,100     $   138,450
  Compuware Corp........................      17,000(1)      106,250
  Symantec Corp.........................      11,650(1)      388,819
  Microsoft Corp........................       3,700(1)      160,950
                                                         -----------
                                                             794,469
  CHEMICALS AND ALLIED PRODUCTS (7.39%)
  Dial Corp.............................      47,420         521,620
  Du Pont (E.I.) de Nemours.............      13,000         628,062
  HB Fuller Co..........................      14,500         572,070
  Johnson & Johnson.....................       4,300         451,769
  Lubrizol Corp.........................      20,714         533,386
  RPM, Inc..............................      50,000         428,125
  Solutia, Inc..........................      34,500         414,000
                                                         -----------
                                                           3,549,032
  COMMUNICATIONS (2.00%)
  AT&T Corp.............................      12,150         210,347
  Centurytel, Inc.......................      17,040         609,180
  Worldcom, Inc.........................      10,100(1)      141,400
                                                         -----------
                                                             960,927
  DEPOSITORY INSTITUTIONS (5.90%)
  Associated Banc-Corp..................      27,839         845,610
  Bank of America.......................       6,175         283,278
  First Union Corp......................      20,500         570,156
  U. S. Bancorp.........................      38,800       1,132,475
                                                         -----------
                                                           2,831,519
  ELECTRIC, GAS AND SANITARY SERVICES (10.21%)
  Atmos Energy Corp.....................      50,102       1,221,236
  Laclede Gas Co........................      41,057         959,707
  Northwest Natural Gas Co..............      48,600       1,287,900
  Xcel Energy, Inc......................      49,290       1,432,491
                                                         -----------
                                                           4,901,334
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (2.71%)
  Adaptec, Inc..........................      24,850(1)      254,712
  Intel Corp............................       5,800         175,450
  National Service Industries, Inc......      33,850         869,522
                                                         -----------
                                                           1,299,684

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  FABRICATED METAL PRODUCTS (3.02%)
  Cooper Industries, Inc................      19,971     $   917,418
  United Dominion Industries, Ltd.......      43,625         531,680
                                                         -----------
                                                           1,449,098
  FOOD AND KINDRED PRODUCTS (7.72%)
  ConAgra, Inc..........................      23,520         611,520
  Dean Foods Co.........................      24,240         743,865
  Philip Morris Companies, Inc..........      29,100       1,280,400
  Sara Lee Corp.........................      20,000         491,250
  Sensient Technologies Corp............      25,465         579,329
                                                         -----------
                                                           3,706,364
  FOOD STORES (0.55%)
  7-Eleven, Inc.........................      30,240(1)      264,600
  FURNITURE AND FIXTURES (0.74%)
  Newell Rubbermaid, Inc................      15,700         357,175
  GENERAL MERCHANDISE STORES (1.77%)
  Federated Department Stores, Inc......      15,631(1)      547,085
  Target Corp...........................       9,400         303,150
                                                         -----------
                                                             850,235
  HOLDING AND OTHER INVESTMENT OFFICES (1.34%)
  MBIA, Inc.............................       8,721         646,444
  INDUSTRIAL MACHINERY & EQUIPMENT (1.88%)
  Gateway, Inc..........................      13,300(1)      239,267
  Ingersoll-Rand Co.....................      10,622         444,796
  Hewlett-Packard Co....................       6,900         217,781
                                                         -----------
                                                             901,844
  INSTRUMENTS AND RELATED PRODUCTS (3.28%)
  Becton Dickinson & Co.................      23,500         813,687
  Pall Corp.............................      35,650         759,791
                                                         -----------
                                                           1,573,478
  INSURANCE CARRIERS (1.55%)
  Allstate Corp.........................      17,100         744,919
  METAL MINING (0.82%)
  Barrick Gold Corp.....................      24,000         393,120
  MISCELLANEOUS MANUFACTURING INDUSTRIES (2.09%)
  Emerson Electric......................       6,100         480,756
  Hasbro, Inc...........................      49,100         521,687
                                                         -----------
                                                           1,002,443

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  OIL AND GAS EXTRACTION (2.05%)
  Ocean Energy, Inc.....................      30,736(1)  $   534,038
  Offshore Logistics....................      20,950(1)      451,408
                                                         -----------
                                                             985,446
  PAPER AND ALLIED PRODUCTS (3.37%)
  Bemis Co., Inc........................      26,253         881,116
  Glatfelter (P.H.) Co..................      59,035         734,986
                                                         -----------
                                                           1,616,102
  PETROLEUM AND COAL PRODUCTS (4.59%)
  Conoco, Inc...........................      44,500       1,273,813
  Texaco, Inc...........................      15,000         931,875
                                                         -----------
                                                           2,205,688
  PRINTING AND PUBLISHING (1.12%)
  Belo Corporation......................      33,600         537,600
  TRANSPORTATION EQUIPMENT (1.45%)
  ITT Industries, Inc...................      18,000         697,500
  WHOLESALE TRADE -- NONDURABLE GOODS (0.48%)
  Cardinal Health, Inc..................       2,300         229,138
                                                         -----------
Total Common Stocks.....................                  32,498,159
PREFERRED STOCKS (18.90%)
------------------------------
  DEPOSITORY INSTITUTIONS (0.94%)
  Taylor Capital Group, Inc.............      26,000         450,125
  ELECTRIC, GAS AND SANITARY SERVICES (4.54%)
  Nisource, Inc.........................      28,000       1,517,250
  Virginia Electric & Power.............      27,100         663,104
                                                         -----------
                                                           2,180,354
  HEALTH SERVICES (1.59%)
  McKesson Financing Trust..............      14,700         764,400
  HOLDING AND OTHER INVESTMENT OFFICES (2.95%)
  General Growth Properties, Inc........      57,850       1,417,325
  PETROLEUM AND COAL PRODUCTS (2.69%)
  Nexen, Inc............................      56,000       1,291,500
  PIPELINES EXCEPT NATURAL GAS (1.93%)
  Enron Capital.........................      37,200         927,675
  TRANSPORTATION EQUIPMENT (0.69%)
  Fleetwood Capital Trust...............      20,000         330,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  WHOLESALE TRADE -- NONDURABLE GOODS (3.57%)
  Howell Corp...........................      30,000     $ 1,290,000
  Suiza Capital Trust II................      11,200         422,800
                                                         -----------
                                                           1,712,800
                                                         -----------
Total Preferred Stocks..................                   9,074,179

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (2.51%)
----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (0.18%)
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%,
   due 1/01/12..........................  $   82,000          86,750
  METAL MINING (2.33%)
  Teck Corp., 3.75%, due 7/15/06........   1,500,000       1,117,500
                                                         -----------
Total Corporate Bonds...................                   1,204,250
SHORT-TERM INVESTMENTS (10.53%)
------------------------------------
  COMMERCIAL PAPER (6.56%)
  John Deere Capital Corp., 6.54%, due
   1/05/01..............................   1,500,000       1,500,000
  Texaco, Inc., 6.55%, due 1/03/01......     620,000         620,000
  Texaco, Inc., 6.39%, due 1/08/01......   1,030,000       1,030,000
                                                         -----------
  Total Commercial Paper................                   3,150,000
  UNITED STATES GOVERNMENT AGENCIES (0.83%)
  Federal Home Loan Bank, due 1/19/01...     400,000         398,629

                                             SHARES
                                              HELD
                                          -------------
  MONEY MARKET MUTUAL FUND (3.14%)
  Provident Institutional Funds, T-Fund
   Portfolio............................   1,506,655       1,506,655
                                                         -----------
Total Short-Term Investments............                   5,055,284
                                                         -----------
Total Investments (99.62%)..............                  47,831,872
OTHER ASSETS LESS LIABILITIES (0.38%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities.....................                     180,063
                                                         -----------
Total Net Assets (100.00%)..............                 $48,011,935
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
DECEMBER 31, 2000

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE    PRINCIPAL
                                        DATE       AMOUNT        VALUE
                                     ----------  -----------  -----------
SHORT-TERM INVESTMENTS (100.67%)
--------------------------------------
  COMMERCIAL PAPER (12.51%)
    NONDEPOSITORY INSTITUTIONS
    General Electric Capital Corp.,
     6.24%, due 1/30/01............      6.235%  $  355,000   $  355,000
    Wells Fargo Financial, 6.59%,
     due 1/03/01...................      6.594      335,000      335,000
    Texaco, Inc., 6.56%, due
     1/08/01.......................      6.555      215,000      215,000
                                                              ----------
  Total Commercial Paper...........                              905,000
  UNITED STATES GOVERNMENT AGENCIES (88.16%)
    Federal Farm Credit Bank, due
     1/03/01.......................      6.530      425,000      424,696
    Federal Home Loan Bank, due
     1/04/01.......................      6.486      480,000      479,574
    Federal Home Loan Bank, due
     1/12/01.......................      6.460      210,000      209,518
    Federal Home Loan Bank, due
     1/17/01.......................      6.409      218,000      217,313
    Federal Home Loan Bank, due
     1/18/01.......................      6.431      290,000      289,032
    Federal Home Loan Bank, due
     1/19/01.......................      6.276      500,000      498,287
    Federal Home Loan Bank, due
     1/24/01.......................      6.294      410,000      408,240
    Federal Home Loan Bank, due
     1/26/01.......................      6.356      275,000      273,713
    Federal Home Loan Bank, due
     1/31/01.......................      6.393      250,000      248,607
    Federal Home Loan Mortgage
     Corp., due 1/02/01............      6.524    1,300,000    1,299,303
    Federal Home Loan Mortgage
     Corp., due 1/09/01............      6.500      620,000      618,898
    Federal National Mortgage
     Assoc., due 1/11/01...........      6.501      270,000      269,424
    Federal National Mortgage
     Assoc., due 1/17/01...........      6.441      410,000      408,702
    Federal National Mortgage
     Assoc., due 1/31/01...........      6.329      735,000      730,944
                                                              ----------
  Total United States Government
   Agencies........................                            6,376,251
                                                              ----------
Total Short-Term Investments.......                            7,281,251
OTHER ASSETS LESS LIABILITIES (-0.67%)
------------------------------------------
  Cash, receivables and prepaid
   expense, less liabilities.......                              (48,249)
                                                              ----------
Total Net Assets (100.00%).........                           $7,233,002
                                                              ==========

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
DECEMBER 31, 2000

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
COMMON STOCKS (88.29%)
---------------------------
  BUSINESS SERVICES (1.64%)
  America Online, Inc...................      20,013(1)  $   696,452
  Microsoft Corp........................      16,761(1)      729,104
                                                         -----------
                                                           1,425,556
  CHEMICALS AND ALLIED PRODUCTS (13.80%)
  Bristol-Myers Squibb Co...............      30,491       2,254,428
  DuPont (EI) de Nemours ...............      22,000       1,062,875
  Johnson & Johnson ....................      19,699       2,069,626
  Lilly (Eli) & Co. ....................      14,887       1,385,421
  Merck & Co., Inc......................      25,554       2,392,493
  Pfizer, Inc...........................      31,592       1,453,232
  Procter & Gamble Co...................      17,906       1,404,502
                                                         -----------
                                                          12,022,577
  COMMUNICATIONS (6.89%)
  AT&T Corp.............................      33,568         581,146
  Avaya, Inc............................       3,429(1)       35,362
  SBC Communications, Inc...............      29,774       1,421,708
  Verizon Communications................      28,197       1,413,375
  Viacom, Inc., Class B.................      46,732(1)    2,184,721
  Worldcom, Inc.........................      26,347(1)      368,858
                                                         -----------
                                                           6,005,170
  DEPOSITORY INSTITUTIONS (3.19%)
  Bank of America.......................      19,618         899,976
  J. P. Morgan & Co., Inc...............      11,366       1,881,073
                                                         -----------
                                                           2,781,049
  EATING AND DRINKING PLACES (1.74%)
  McDonald's Corp.......................      44,537       1,514,258
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.71%)
  General Electric Co. .................      56,166       2,692,458
  Intel Corporation.....................      37,444       1,132,681
  Lucent Technologies, Inc..............      41,159         555,646
  Motorola, Inc.........................      25,221         510,725
  Texas Instruments, Inc................      20,124         953,375
                                                         -----------
                                                           5,844,885
  FOOD AND KINDRED PRODUCTS (5.43%)
  Coca-Cola Co. (The)...................      22,707       1,383,708
  PepsiCo, Inc..........................      36,906       1,829,154
  Philip Morris Companies, Inc..........      34,408       1,513,952
                                                         -----------
                                                           4,726,814
  GENERAL MERCHANDISE STORES (3.44%)
  Wal-Mart Stores, Inc..................      56,466       2,999,756

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT (11.94%)
  Caterpillar, Inc......................      27,683     $ 1,309,752
  Cisco Systems, Inc....................      51,136(1)    1,955,952
  Dell Computer Corp....................      30,200(1)      526,613
  EMC Corp..............................      22,102(1)    1,469,783
  Hewlett-Packard Co....................      31,356         989,674
  International Business Machines
   Corp.................................      24,268       2,062,780
  Oracle Corp...........................      43,368(1)    1,260,383
  Sun Microsystems, Inc.................      29,618(1)      825,602
                                                         -----------
                                                          10,400,539
  INSTRUMENTS AND RELATED PRODUCTS (1.17%)
  Agilent Technologies, Inc.............       5,979(1)      327,350
  Eastman Kodak Co......................      17,483         688,393
                                                         -----------
                                                           1,015,743
  INSURANCE CARRIERS (3.98%)
  American International Group, Inc.....      35,221       3,471,470
  LUMBER AND WOOD PRODUCTS (1.09%)
  Home Depot, Inc.......................      20,803         950,437
  MOTION PICTURES (1.47%)
  Disney (Walt) Co......................      44,219       1,279,587
  NONDEPOSITORY INSTITUTIONS (2.62%)
  Citigroup, Inc........................      44,653       2,280,094
  PAPER AND ALLIED PRODUCTS (3.28%)
  International Paper Co................      26,609       1,085,980
  Minnesota Mining & Manufacturing
   Co...................................      14,716       1,773,278
                                                         -----------
                                                           2,859,258
  PETROLEUM AND COAL PRODUCTS (4.06%)
  Exxon Mobil Corp......................      40,717       3,539,834
  PRIMARY METAL INDUSTRIES (2.47%)
  ALCOA, Inc............................      64,332       2,155,122
  PRINTING AND PUBLISHING (0.84%)
  Time Warner, Inc......................      14,059         734,442
  SECURITY AND COMMODITY BROKERS (3.01%)
  American Express Co...................      47,700       2,620,519
  TRANSPORTATION EQUIPMENT (9.47%)
  Boeing Co. (The)......................      27,989       1,847,274
  Ford Motor Co.........................      54,146       1,269,047
  General Motors Corp...................      21,690       1,104,834
  Honeywell International, Inc..........      32,913       1,557,196
  United Technologies Corp..............      31,399       2,468,746
                                                         -----------
                                                           8,247,097

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  -----------
  WHOLESALE -- DURABLE GOODS (0.05%)
  Visteon Corp..........................       4,055     $    46,633
                                                         -----------
Total Common Stocks.....................                  76,920,840
SHORT-TERM INVESTMENTS (11.65%)
------------------------------------
  MONEY MARKET MUTUAL FUND (4.13%)
  Provident Institutional Funds, T-Fund
   Portfolio............................   3,594,564       3,594,564

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (7.52%)
  General Electric Capital Corp., 6.48%,
   due 1/05/01..........................  $3,290,000       3,290,000
  John Deere Capital Corp., 6.54%, due
   1/05/01..............................   3,260,000       3,260,000
                                                         -----------
Total Commercial Paper..................                   6,550,000
                                                         -----------
Total Short-Term Investments............                  10,144,564
                                                         -----------
Total Investments (99.94%)..............                  87,065,404
OTHER ASSETS LESS LIABILITIES (0.06%)
-----------------------------------------
  Cash, receivables and prepaid expense,
   less liabilities ....................                      52,698
                                                         -----------
Total Net Assets (100.00%)..............                 $87,118,102
                                                         ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange traded securities are valued using the prior day's closing prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At December 31, 2000, the Portfolios had approximate net capital loss carryforwards as follows:

                                                              PORTFOLIO
                                           -----------------------------------------------
                                              VALUE     HIGH GRADE  HIGH YIELD
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH        BOND        BOND      MANAGED
-----------------------------------------  -----------  ----------  ----------  ----------
2006...............................        $10,702,000                          $3,188,000
2007...............................                                  $104,000      691,000
2008...............................          2,848,000   $16,000       14,000    3,397,000
                                           -----------   -------     --------   ----------
                                           $13,550,000   $16,000     $118,000   $7,276,000
                                           ===========   =======     ========   ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25% ; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the year ended December 31, 2000, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the year ended December 31, 2000, the Fund's expenses did not exceed the reimbursement thresholds and accordingly, no expenses were reimbursed by EquiTrust Investment.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
    Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its affiliate, Farm Bureau Life Insurance Company and other affiliated entities. At December 31, 2000, the total number of the shares of each portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company (an affiliate), and related separate accounts are as follows:

PORTFOLIO                                             SHARES
---------                                           ----------
Value Growth......................................   4,049,130
High Grade Bond...................................   1,412,328
High Yield Bond...................................   1,855,116
Managed...........................................   3,817,673
Money Market......................................   7,232,807
Blue Chip.........................................   2,214,972

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations.

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of December 31, 2000, consisted of:

                                                            PORTFOLIO
                           ---------------------------------------------------------------------------
                              VALUE     HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                             GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           -----------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $51,703,204  $14,076,128  $18,587,791  $48,412,679  $7,233,002  $68,257,782
Accumulated undistributed
 net investment income...      864,927                              2,164,240                1,252,314
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............  (13,549,819)     (16,450)    (117,751)  (7,276,241)                 573,926
Net unrealized
 appreciation
 (depreciation) of
 investments.............    1,154,457     (125,355)  (2,059,541)   4,711,257               17,034,080
                           -----------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $40,172,769  $13,934,323  $16,410,499  $48,011,935  $7,233,002  $87,118,102
                           ===========  ===========  ===========  ===========  ==========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                   NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED            (DECREASE)
                           -----------------------  -------------------  -----------------------  ----------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
---------                  ----------  -----------  -------  ----------  ----------  -----------  ---------  -----------
Year ended December 31, 2000:
Value Growth.............     215,204  $ 1,924,386  102,800  $  855,293     966,516  $ 8,226,035   (648,512) $(5,446,356)
High Grade Bond..........     253,771    2,416,841   99,436     949,483     372,069    3,533,831    (18,862)    (167,507)
High Yield Bond..........     244,956    2,224,192  149,200   1,349,965     440,781    4,034,495    (46,625)    (460,338)
Managed..................     126,834    1,408,408  295,587   2,911,537   1,144,535   11,775,780   (722,114)  (7,455,835)
Money Market.............  25,498,794   25,498,794  311,153     311,153  25,186,392   25,186,392    623,555      623,555
Blue Chip................     329,790   13,761,053   48,134   1,987,471     135,408    5,619,636    242,516   10,128,888

Year ended December 31, 1999:
Value Growth.............     627,488  $ 5,858,468  108,176  $  976,830     525,556  $ 4,826,973    210,108  $ 2,008,325
High Grade Bond..........     526,191    5,159,899   83,419     828,359     178,662    1,730,659    430,948    4,257,599
High Yield Bond..........     470,766    4,628,710  146,656   1,422,137     251,178    2,417,617    366,244    3,633,230
Managed..................     295,358    3,261,397  241,742   2,634,990     927,759   10,226,862   (390,659)  (4,330,475)
Money Market.............  20,514,197   20,514,197  193,244     193,244  20,140,168   20,140,168    567,273      567,273
Blue Chip................     409,813   16,501,862   21,903     816,323     107,309    4,388,859    324,407   12,929,326

6.  INVESTMENT TRANSACTIONS

    For the year ended December 31, 2000, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
---------                                 -----------  -----------
Value Growth............................  $26,222,732  $37,709,837
High Grade Bond.........................    3,001,125      564,314
High Yield Bond.........................      500,000    1,971,272
Managed.................................   33,494,776   45,628,785
Blue Chip...............................   16,633,761   10,250,796

    At December 31, 2000, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                          GROSS UNREALIZED             NET UNREALIZED
                                     --------------------------  APPRECIATION (DEPRECIATION)
PORTFOLIO                            APPRECIATION  DEPRECIATION        OF INVESTMENTS
---------                            ------------  ------------  ---------------------------
Value Growth.......................  $ 5,404,307   $(4,249,850)          $ 1,154,457
High Grade Bond....................      336,636      (461,991)             (125,355)
High Yield Bond....................      103,897    (2,163,438)           (2,059,541)
Managed............................    7,604,773    (2,893,516)            4,711,257
Blue Chip..........................   23,536,100    (6,502,020)           17,034,080

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                PORTFOLIO
                                     -------------------------------
                                        HIGH        HIGH
                                       GRADE       YIELD      MONEY
PAYABLE DATE                            BOND        BOND     MARKET
------------                         ----------  ----------  -------
January 31, 2000...................    $.0530      $.0632    $.0044
February 29, 2000..................     .0476       .0601     .0041
March 31, 2000.....................     .0674       .0750     .0045
April 28, 2000.....................     .0457       .0569     .0042
May 31, 2000.......................     .0525       .0632     .0048
June 30, 2000......................     .0676       .0740     .0049
July 31, 2000......................     .0496       .0596     .0051
August 31, 2000....................     .0503       .0580     .0050
September 29, 2000.................     .0666       .0648     .0048
October 31, 2000...................     .0547       .0593     .0052
November 30, 2000..................     .0505       .0542     .0049
December 29, 2000..................     .0659       .0656     .0049
                                       ------      ------    ------
Total dividends per share..........    $.6714      $.7539    $.0568
                                       ======      ======    ======

    The percentage of income dividends qualifying for deduction by corporate shareholders for the High Grade Bond Portfolio and High Yield Bond Portfolio is 6% for each portfolio.

    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 2000, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                              DIVIDEND     PERCENT
                                                               AMOUNT   QUALIFYING FOR
                           DECLARATION   RECORD     PAYABLE     PER     DEDUCTIONS BY
PORTFOLIO                     DATE        DATE       DATE      SHARE     CORPORATIONS
---------                  -----------  ---------  ---------  --------  --------------
Value Growth.............     1/27/00    1/26/00    1/27/00   $0.1880            80%
Managed..................     1/27/00    1/26/00    1/27/00    0.6617            20%
Blue Chip................     1/27/00    1/26/00    1/27/00    0.5319            91%

CAPITAL GAINS DISTRIBUTIONS:

                                DECLARATION   RECORD     PAYABLE    AMOUNT
PORTFOLIO                          DATE        DATE       DATE     PER SHARE
---------                       -----------  ---------  ---------  ---------
High Grade Bond...............     1/27/00    1/26/00    1/27/00    $0.0129
Blue Chip.....................     1/27/00    1/26/00    1/27/00     0.4555

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
YEARS ENDED DECEMBER 31, 2000, 1999, 1998, 1997, AND 1996

                                          VALUE GROWTH
                                            PORTFOLIO
                           -------------------------------------------
                            2000     1999     1998     1997     1996
                           -------  -------  -------  -------  -------
Net asset value,
 beginning of year.......  $  8.69  $  9.50  $ 12.58  $ 13.13  $ 12.31
  Income From Investment
   Operations
    Net investment
     income..............     0.22     0.18     0.22     0.28     0.35
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........     1.20    (0.77)   (3.29)    0.55     1.82
                           -------  -------  -------  -------  -------
  Total from investment
   operations............     1.42    (0.59)   (3.07)    0.83     2.17
                           -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.19)   (0.22)   (0.01)   (0.28)   (0.30)
    Distributions (from
     capital gains)......                               (0.95)   (1.05)
    Distributions in
     excess of net
     realized gains......                               (0.15)
                           -------  -------  -------  -------  -------
  Total distributions....    (0.19)   (0.22)   (0.01)   (1.38)   (1.35)
                           -------  -------  -------  -------  -------
Net asset value, end of
 year....................  $  9.92  $  8.69  $  9.50  $ 12.58  $ 13.13
                           =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1) ............    16.71%   (6.34)%  (24.43)%    6.30%   17.65%

Ratios/Supplemental Data:
  Net assets, end of year
   (000's omitted).......  $40,173  $40,848  $42,664  $43,466  $27,188
  Ratio of total expenses
   to average net
   assets................     0.57%    0.57%    0.56%    0.55%    0.55%
  Ratio of net expenses
   to average net
   assets................     0.56%    0.57%    0.55%
  Ratio of net investment
   income to average net
   assets................     2.34%    1.91%    2.17%    2.43%    2.68%
  Portfolio turnover
   rate..................       78%     152%     230%     118%      72%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                             $  0.27  $  0.33
  Ratio of expenses to
   average net assets....                                0.58%    0.69%
  Amount reimbursed......                             $14,093  $29,686

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

SEE ACCOMPANYING NOTES.

                                             HIGH                                        HIGH
                                          GRADE BOND                                  YIELD BOND
                                           PORTFOLIO                                   PORTFOLIO
                           -----------------------------------------  -------------------------------------------
                            2000     1999     1998     1997    1996    2000     1999     1998     1997     1996
                           -------  -------  -------  ------  ------  -------  -------  -------  -------  -------
Net asset value,
 beginning of year.......  $  9.49  $ 10.19  $ 10.11  $ 9.83  $ 9.98  $  9.30  $ 10.17  $ 10.21  $  9.91  $  9.69
  Income From Investment
   Operations
    Net investment
     income..............     0.67     0.62     0.66    0.69    0.72     0.75     0.74     0.71     0.79     0.84
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........     0.34    (0.67)    0.08    0.28   (0.15)   (0.48)   (0.81)   (0.03)    0.36     0.33
                           -------  -------  -------  ------  ------  -------  -------  -------  -------  -------
  Total from investment
   operations............     1.01    (0.05)    0.74    0.97    0.57     0.27    (0.07)    0.68     1.15     1.17
                           -------  -------  -------  ------  ------  -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.67)   (0.62)   (0.66)  (0.69)  (0.72)   (0.75)   (0.74)   (0.71)   (0.79)   (0.84)
    Distributions (from
     capital gains)......    (0.01)   (0.03)                                              (0.01)   (0.06)   (0.11)
    Distributions in
     excess of net
     realized gains......                                                        (0.06)
                           -------  -------  -------  ------  ------  -------  -------  -------  -------  -------
  Total distributions....    (0.68)   (0.65)   (0.66)  (0.69)  (0.72)   (0.75)   (0.80)   (0.72)   (0.85)   (0.95)
                           -------  -------  -------  ------  ------  -------  -------  -------  -------  -------
Net asset value, end of
 year....................  $  9.82  $  9.49  $ 10.19  $10.11  $ 9.83  $  8.82  $  9.30  $ 10.17  $ 10.21  $  9.91
                           =======  =======  =======  ======  ======  =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1) ............    11.14%   (0.46)%    7.51%  10.24%   5.94%    3.05%   (0.75)%    6.88%   12.07%   12.65%

Ratios/Supplemental Data:
  Net assets, end of year
   (000's omitted).......  $13,934  $13,638  $10,255  $5,374  $3,535  $16,410  $17,752  $15,680  $ 8,623  $ 5,929
  Ratio of total expenses
   to average net
   assets................     0.45%    0.48%    0.50%   0.52%   0.55%    0.59%    0.60%    0.61%    0.57%    0.55%
  Ratio of net expenses
   to average net
   assets................     0.45%    0.47%    0.46%                    0.58%    0.59%    0.58%
  Ratio of net investment
   income to average net
   assets................     7.03%    6.34%    6.44%   6.94%   7.22%    8.30%    7.62%    6.92%    7.74%    8.47%
  Portfolio turnover
   rate..................        7%      24%      46%     31%     32%       3%      27%      43%      35%      30%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                             $ 0.68  $ 0.70                             $  0.78  $  0.81
  Ratio of expenses to
   average net assets....                               0.57%   0.80%                               0.65%    0.87%
  Amount reimbursed......                             $2,294  $8,233                             $ 5,819  $17,094

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                             MANAGED
                                            PORTFOLIO
                           -------------------------------------------
                            2000     1999     1998     1997     1996
                           -------  -------  -------  -------  -------
Net asset value,
 beginning of year.......  $ 10.54  $ 11.45  $ 12.55  $ 12.40  $ 11.71
  Income From Investment
   Operations
    Net investment
     income..............     0.59     0.64     0.53     0.53     0.60
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........     2.11    (1.02)   (1.63)    0.79     1.44
                           -------  -------  -------  -------  -------
  Total from investment
   operations............     2.70    (0.38)   (1.10)    1.32     2.04
                           -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.66)   (0.53)            (0.52)   (0.50)
    Distributions (from
     capital gains)......                               (0.65)   (0.85)
    Distributions in
     excess of net
     realized gains......
                           -------  -------  -------  -------  -------
  Total distributions....    (0.66)   (0.53)            (1.17)   (1.35)
                           -------  -------  -------  -------  -------
Net asset value, end of
 year....................  $ 12.58  $ 10.54  $ 11.45  $ 12.55  $ 12.40
                           =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............    27.39%   (3.45)%   (8.71)%   10.67%   17.39%

Ratios/Supplemental Data:
  Net assets, end of year
   (000's omitted).......  $48,012  $47,829  $56,434  $44,949  $26,022
  Ratio of total expenses
   to average net
   assets................     0.56%    0.56%    0.55%    0.54%    0.55%
  Ratio of net expenses
   to average net
   assets................     0.55%    0.56%    0.54%
  Ratio of net investment
   income to average net
   assets................     4.96%    5.28%    4.97%    4.94%    4.73%
  Portfolio turnover
   rate..................       85%      43%      74%      52%      82%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                             $  0.52  $  0.57
  Ratio of expenses to
   average net assets....                                0.60%    0.75%
  Amount reimbursed......                             $17,771  $38,874

                                        MONEY MARKET                                 BLUE CHIP
                                          PORTFOLIO                                  PORTFOLIO
                           ---------------------------------------  -------------------------------------------
                            2000     1999    1998    1997    1996    2000     1999     1998     1997     1996
                           -------  ------  ------  ------  ------  -------  -------  -------  -------  -------
Net asset value,
 beginning of year.......  $  1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 43.98  $ 36.87  $ 31.01  $ 24.68  $ 20.70
  Income From Investment
   Operations
    Net investment
     income..............     0.06    0.04    0.05    0.05    0.05     0.56     0.54     0.49     0.42     0.45
    Net gains (losses) on
     securities
     (both realized and
     unrealized).........                                             (4.26)    7.06     5.37     6.34     3.99
                           -------  ------  ------  ------  ------  -------  -------  -------  -------  -------
  Total from investment
   operations............     0.06    0.04    0.05    0.05    0.05    (3.70)    7.60     5.86     6.76     4.44
                           -------  ------  ------  ------  ------  -------  -------  -------  -------  -------
  Less Distributions
    Dividends (from net
     investment
     income).............    (0.06)  (0.04)  (0.05)  (0.05)  (0.05)   (0.53)   (0.49)            (0.42)   (0.34)
    Distributions (from
     capital gains)......                                             (0.46)                     (0.01)   (0.12)
    Distributions in
     excess of net
     realized gains
                           -------  ------  ------  ------  ------  -------  -------  -------  -------  -------
  Total distributions....    (0.06)  (0.04)  (0.05)  (0.05)  (0.05)   (0.99)   (0.49)            (0.43)   (0.46)
                           -------  ------  ------  ------  ------  -------  -------  -------  -------  -------
Net asset value, end of
 year....................  $  1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 39.29  $ 43.98  $ 36.87  $ 31.01  $ 24.68
                           =======  ======  ======  ======  ======  =======  =======  =======  =======  =======
Total Return:
  Total investment return
   based on net asset
   value (1).............     5.85%   4.53%   5.00%   5.07%   4.90%   (8.52)%   20.85%   18.91%   27.41%   21.43%

Ratios/Supplemental Data:
  Net assets, end of year
   (000's omitted).......  $ 7,233  $6,609  $6,042  $6,078  $3,819  $87,118  $86,849  $60,850  $31,865  $14,493
  Ratio of total expenses
   to average net
   assets................     0.50%   0.55%   0.52%   0.48%   0.55%    0.27%    0.30%    0.30%    0.33%    0.48%
  Ratio of net expenses
   to average net
   assets................     0.48%   0.54%   0.45%                    0.27%    0.30%    0.29%
  Ratio of net investment
   income to average net
   assets................     5.74%   4.49%   4.67%   4.65%   4.58%    1.39%    1.43%    1.72%    1.83%    1.92%
  Portfolio turnover
   rate..................        0%      0%      0%      0%      0%      13%       5%      12%       3%       2%

Information assuming no
 voluntary reimbursement
 or waiver by EquiTrust
 Investment of excess
 operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                           $ 0.05  $ 0.04
  Ratio of expenses to
   average net assets....                             0.55%   0.82%
  Amount reimbursed......                           $2,912  $9,569

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
EquiTrust Variable Insurance Series Fund

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Variable Insurance
Series Fund (comprised of the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Variable Insurance Series Fund at December 31, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
January 18, 2001